Commitments & Contingencies - Extensions of Credit (Details) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Extended lines of credit
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 1.6	$ 1.7
Financing for client purchase agreements
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 2.1	$ 3.2